Restricted Cash and Credit Facility	12 Months Ended
Dec. 31, 2023
Restricted Cash and Credit Facility Explanatory [Abstract]
RESTRICTED CASH AND CREDIT FACILITY

8. RESTRICTED CASH AND CREDIT FACILITY

During the year ended December 31, 2023, the Company had a $46.8 million credit facility with its Petroleum Marketer (“Credit Facility”), used for issuing letters of credit related to long-term pipeline transportation agreements. The terms required the Company to contribute cash to a cash-collateral account (“Reserve Account”) over 24 months, starting in October 2021. As at December 31, 2022, the Company held $35.3 million in restricted cash. During the year ended December 31, 2023, the Company contributed $8.0 million in restricted cash to the Reserve Account. On November 8, 2023 $43.3 million of restricted cash was released. This release was due to entering a letter of credit facility guaranteed by Export Development Canada (“EDC Facility”), leading to the termination of both the Credit and Demand Facility (see Note 15).